Derivative Financial Instruments - Foreign exchange (Details) € in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 EUR (€) item
Forward foreign exchange contracts held for trading
Forward foreign exchange contracts held for trading
Notional Amount					€ 6,000
Unrealized gain (loss) on derivatives held for trading | $	$ 466	$ (186)	$ 356	$ (186)
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.1738
Forward foreign exchange contracts held for trading
Trade date			August 2018
Settlement Date			July 2019
Fixed Exchange Rate | item					1.1738
Notional Amount					€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.1772
Forward foreign exchange contracts held for trading
Trade date			August 2018
Settlement Date			Aug 2019
Fixed Exchange Rate | item					1.1772
Notional Amount					€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.1809
Forward foreign exchange contracts held for trading
Trade date			August 2018
Settlement Date			Sept 2019
Fixed Exchange Rate | item					1.1809
Notional Amount					€ 2,000